UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ x ]; Amendment Number: 1
This Amendment (Check only one.): [ x ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sky Investment Counsel Inc.
Address: 1 Adelaide St E, Suite 2310
         Toronto, ON  Canada  M5C 2V9

13F File Number:  028-12562

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Blake
Title:     Partner
Phone:     416-623-7504

Signature, Place, and Date of Signing:

       /S/  Paul Blake     Toronto, ON  Canada     August 22, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number	Name
28-12243		Phillips Hager & North Investment Management Ltd

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     9

Form13F Information Table Value Total:     $174,465 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

None

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
                                                     FORM 13F INFORMATION TABLE
		TITLE OF		VALUE 	SHARES/		SH/ PUT/ INVESTMENT    VOTING AUTHORITY
NAME 		CLASS	CUSIP 	        x$1000  PRN AMT		PRN CALL	DISC     SOLE	SHARED 	NONE

BP PLC ADR	ADR	55622104	408	5,570		SH/		SOLE	5,570	  0	0
CIA Saneamento 	ADR	20041A102	17,524	372,871		SH/		SOLE	372,871	  0	0
Coca Cola Femsa ADR	191241108	11,453	232,412		SH/		SOLE	232,412	  0	0
Cemex ADR	ADR	151290889	8,911	344,757		SH/		SOLE	344,757	  0	0
Goldfields ADR	ADR	38059T106	99,175	6,984,187	SH/		SOLE	6,984,187 0	0
Royal Dutch Sh	ADR	780259206	77	920		SH/		SOLE	920	  0	0
Unilever ADR	ADR	904767704	21,136	564,836		SH/		SOLE	564,836	  0	0
Vodafone Group 	ADR	B197P78		57	1,547		SH/		SOLE	1,547	  0	0
KT Corp ADR	ADR	48268K101	15,724	609,424		SH/		SOLE	609,424	  0	0